Fair Value (Summary Of Fair Value Option) (Details) - FDIC Receivable [Member] $ in Millions	Dec. 31, 2015 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
FDIC receivable, estimated fair value carrying amount	$ 54.8
FDIC receivable, aggregate unpaid principal	204.5
Estimated fair value carrying amount less aggregate unpaid principal	$ (149.7)